INCOME TAX (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of income tax expense
Corporate income tax rate	20.00%	20.00%	20.00%
Withholding tax rate on dividends paid	13.00%	13.00%	13.00%
Current income tax charge	₽ 19,881	₽ 20,712	₽ 15,177
Prior period tax adjustments	(133)	673	98
Total current income tax	19,748	21,385	15,275
Deferred tax	(2,779)	(2,408)	(137)
Income tax expense on continuing operations	16,969	18,977	15,138
Tax effect from the discontinued operations			(192)
Total tax expense for the period	₽ 16,969	₽ 18,977	₽ 14,946
Russia
Components of income tax expense
Corporate income tax rate	20.00%	20.00%	20.00%